Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO Equity Series VIT
Entity Central Index Key	0001479359
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000085712
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[1]
AssetsNet	$ 184,941,000
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 262,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$184,941
# of Portfolio Holdings	519
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$262
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	38.8%
Cayman Islands	6.6%
Brazil	1.9%
United Kingdom	1.9%
Canada	1.0%
Ireland	0.9%
Japan	0.7%
Switzerland	0.3%
Other Countries	1.7%
Short-Term Instruments	40.9%
Affiliated Investments	2.1%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	2.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000085710
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 184,941,000
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 262,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$184,941
# of Portfolio Holdings	519
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$262
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	38.8%
Cayman Islands	6.6%
Brazil	1.9%
United Kingdom	1.9%
Canada	1.0%
Ireland	0.9%
Japan	0.7%
Switzerland	0.3%
Other Countries	1.7%
Short-Term Instruments	40.9%
Affiliated Investments	2.1%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	2.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

[1]	Annualized
[2]	Annualized